     Filed with the Securities and Exchange Commission on August 15, 2008
Registration No. 333-71672                 Investment Company Act No. 811-5438
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4
                            Registration Statement
                                     under
                          The Securities Act of 1933
                        POST-EFFECTIVE AMENDMENT NO. 27
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 170

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                          (Exact Name of Registrant)

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              (Name of Depositor)

                ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
             (Address of Depositor's Principal Executive Offices)

                                (203) 926-1888
                        (Depositor's Telephone Number)

                    JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                One Corporate Drive, Shelton, Connecticut 06484
              (Name and Address of Agent for Service of Process)

                                   Copy To:

                         C. CHRISTOPHER SPRAGUE, ESQ.
                     VICE PRESIDENT AND CORPORATE COUNSEL
        One Corporate Drive, Shelton, Connecticut 06484 (203) 402-1233

          Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on ______ pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ______ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485

[_] on ______ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:

   Units of interest in Separate Accounts under variable annuity contracts.

================================================================================
ASL II

                                     Note:

Registrant is filing this Post-Effective Amendment No. 27 to Registration Statement No. 333-71672 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment
No. 24 filed with the SEC on April 17, 2008, as supplemented, are hereby incorporated by reference. However, financial statements for the depositor and the registrant will be included in a subsequent post-effective amendment. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 ADVANCED SERIES ADVISOR PLAN III/SM/
 ADVANCED SERIES APEX II/SM/
 ADVANCED SERIES XTRA CREDIT SIX/SM/
 ADVANCED SERIES LIFEVEST II/SM/

                        Supplement Dated August 15, 2008
                     to the Prospectuses Dated May 1, 2008

 This Supplement should be read and retained with the current Prospectus for your annuity. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-800-752-6342.

 In the Prospectus immediately following the Table of Contents, we add the following section entitled, "Summary":

                                    SUMMARY

                 Advanced Series Advisor Plan III ("ASAP III")
                      Advanced Series APEX II ("APEX II")
                    Advanced Series XTra Credit Six ("XT6")
                     Advanced Series LifeVest II ("ASL II")

 This Summary describes key features of the variable annuities described in this prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. This Summary only describes the annuities we currently sell. You should read the entire prospectus for a complete description of the variable annuities. Your financial advisor can also help you if you have questions.

 What is a variable annuity? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and to receive an income during your retirement. With the help of your financial advisor, you choose how to invest your money within your annuity. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your financial advisor will help you choose your investment options based on your tolerance for risk and your needs.

 Variable annuities also offer a variety of guarantees to receive an income for life, or death benefits for your beneficiaries. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this prospectus. The guarantees are based on the long-term financial strength of the insurance company.

 Why is a variable annuity "tax-deferred"? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.

 You may also purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or 403(b) plan. Although there is no additional tax advantage to a variable annuity purchased through one of these plans, you may desire the variable annuities' other features such as guaranteed lifetime income payments or death benefits for use within these plans.

 What variable annuities are offered in this prospectus? This prospectus describes the variable annuities listed below. The annuities differ primarily in how fees are deducted, the investment options offered, and whether the annuity provides credits in certain circumstances. With the help of your financial advisor, you choose the annuity based on your time horizon, liquidity needs, and desire for credits. The annuities described in this prospectus are:
..   Advanced Series Advisor Plan III ("ASAP III")
..   Advanced Series APEX II ("APEX II")

..   Advanced Series XTra Credit Six ("XT6")
..   Advanced Series LifeVest II ("ASL II")

 See Appendix F for a side-by-side comparison of the key features of each of these annuities.

 How do I purchase one of the variable annuities? See your financial advisor to complete an application. Your eligibility to purchase is based on your age and the size of your investment:

                            Maximum Age for  Minimum Initial
                  Product   Initial Purchase Purchase Payment
                  -------------------------------------------
                  ASAP III         80             $1,000
                  -------------------------------------------
                  APEX II          85            $10,000
                  -------------------------------------------
                    XT6            75            $10,000
                  -------------------------------------------
                   ASL II          85            $15,000
                  -------------------------------------------

 You may make additional payments of at least $100 into your annuity at any time, subject to maximums allowed by us and as provided by law.

 After you purchase your annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason. The period of time and the amount returned to you varies by law, and is stated on the front cover of your contract. You must cancel your contract in writing.

 See "What Are the Requirements for Purchasing One of the Annuities" for more detail.

 Where should I invest my money? With the help of your financial advisor, you choose where to invest your money within the annuity. You may choose from a variety of investment options ranging from conservative to aggressive. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. Each of the underlying mutual funds is described by its own prospectus, which you should read carefully. There is no assurance that any investment option will meet its investment objective.

 You may also allocate money to a fixed rate account that earns interest guaranteed by our general assets. We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.

 See "Investment Options," and "Managing your Account Value."

 How can I receive income from my annuity? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax, and may be subject to a surrender charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a surrender charge. You may take withdrawals until your account value is depleted.

 Instead of withdrawals, you may elect to receive annuity payments over your lifetime, also called "annuitization". This option may appeal to those who worry about outliving their account value through withdrawals. If you elect to receive annuity payments, you convert your account value into a stream of future payments. This means in most cases you no longer have an account value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can trade off the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.

 See "Access to Account Value."

 Options for Guaranteed Lifetime Withdrawals. We offer several optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of a guaranteed benefit base, even after your account value falls to zero. These benefits may appeal to you if you wish to maintain flexibility and control over your account value (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.

 As part of these benefits you are required to invest only in certain permitted investment options. Some of the benefits utilize a proprietary asset transfer formula to help protect the account value in periods of negative account performance. The propriety formula monitors your account value on a daily basis and transfers portions into and out of a bond portfolio when necessary.

 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:
..   Highest Daily Lifetime Seven
..   Spousal Highest Daily Lifetime Seven
..   Highest Daily Lifetime Seven with Lifetime Income Accelerator
..   Highest Daily Lifetime Seven with Beneficiary Income Option
..   Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
..   Lifetime Five
..   Spousal Lifetime Five

 Options for Guaranteed Accumulation. We offer several optional benefits for an additional fee that guarantee your account value to a certain level after a period of years. As part of these benefits you are required to invest only in certain permitted investment options. These benefits utilize a proprietary asset transfer formula to help protect the account value in periods of negative account performance. The proprietary formula monitors your account value on a daily basis and transfers portions into and out of a bond portfolio when necessary.

 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:
..   Guaranteed Return Option Plus
..   Guaranteed Return Option
..   Guaranteed Return Option Plus 2008
..   Highest Daily Guaranteed Return Option

 Other Guaranteed Options. We also offer the following options. Please see the corresponding section in the prospectus for complete details:
..   Guaranteed Minimum Income Benefit: This option guarantees a rate of accumulation of your purchase payments over a period of years for use with converting your account value into an annuity stream (also called "annuitization").
..   Guaranteed Minimum Withdrawal Benefit: This option guarantees up to a certain percentage of the account value to be withdrawn annually until the original investment is returned even if the account value reaches zero.

 What happens to my annuity upon death? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death.

 We also offer a number of optional death benefits for an additional charge:
..   Enhanced Beneficiary Protection Death Benefit: Offers the basic death benefit plus 40% of "growth" under your annuity as defined later in this prospectus.
..   Highest Anniversary Value Death Benefit: Offers the greater of the basic death benefit and a highest anniversary value of the annuity.
..   Combination 5% Roll-up and Highest Anniversary Value Death Benefit: Offers
    the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.
..   Highest Daily Value Death Benefit: Offers the greater of the basic death benefit and a highest daily value of the annuity.

 Each death benefit has certain age restrictions. Please see the "Death Benefit" section of the Prospectus for more information.

 How do I receive credits?
 With XT6, we apply a credit to your annuity each time you make a purchase payment during the first six (6) years. Because of the credits, the expenses of XT6 may be higher than other annuities that do not offer credits. The amount of the credit depends on the year during which the purchase payment is made:

                              ANNUITY YEAR  CREDIT
                              --------------------
                                  1         6.50%
                                  2         5.00%
                                  3         4.00%
                                  4         3.00%
                                  5         2.00%
                                  6         1.00%
                                  7+        0.00%
                              --------------------

 With ASAP III and APEX II, we apply a "loyalty credit" at the end of your fifth anniversary for money invested with us during the first four years of your annuity (less adjustments for any withdrawals). For ASAP III, the credit is 0.50%. For APEX II, the credit is up to 2.75%.

 Please see the section entitled "Managing Your Account Value" for more information.

 What are the Annuity's Fees and Charges?
 Contingent Deferred Sales Charge: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or "CDSC". The CDSC is calculated as a percentage of your purchase payment being withdrawn, and depends on how long you have held your annuity. The CDSC is different depending on which annuity you purchase:

           Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10 Yr. 11+
 ------------------------------------------------------------------------------
 ASAP III  7.5%  7.0%  6.5%  6.0%  5.0%  4.0%  3.0%  2.0%  0.0%      -      -
 ------------------------------------------------------------------------------
 APEX II   8.5%  8.0%  7.0%  6.0%  0.0%     -     -     -     -      -      -
 ------------------------------------------------------------------------------
 XT6       9.0%  9.0%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%   1.0%   0.0%
 ------------------------------------------------------------------------------
 ASL II - There is no CDSC for this annuity
 ------------------------------------------------------------------------------

 Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contract.

 Transfer Fee: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of a Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer.

 Annual Maintenance Fee: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value. Except for XT6, the Annual Maintenance Fee is only deducted if your Account Value is less than $100,000. For XT6, the fee is deducted for all levels of Account Value.

 Tax Charge: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The tax charge currently ranges up to 3 1/2% of your Purchase Payments and is designed to approximate the taxes that we are required to pay.

 Insurance Charge: We deduct an Insurance Charge daily. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you purchase:

                   FEE/CHARGE         ASAP III ASL II  XT6  APEX II
            -------------------------------------------------------
            Mortality & Expense Risk
            Charge                     0.50%   1.50%  0.50%  1.50%
            -------------------------------------------------------
            Administration Charge      0.15%   0.15%  0.15%  0.15%
            -------------------------------------------------------
            Total Insurance Charge     0.65%   1.65%  0.65%  1.65%
            -------------------------------------------------------

 Distribution Charge: For ASAP III and XT6, we deduct a Distribution Charge daily. The charge is assessed for a certain number of years against the average assets allocated to the Sub-accounts and is equal to the following:

         FEE/CHARGE           ASAP III     ASL II       XT6        APEX II
     ---------------------------------------------------------------------
     Distribution Charge  0.60% in Annuity  N/A   1.00% in Annuity   N/A
                             Years 1-8               Years 1-10
     ---------------------------------------------------------------------

 Charges for Optional Benefits: Generally, if you elect to purchase certain optional benefits, we will deduct an additional charge on a daily basis from your Account Value allocated to the Sub-accounts. The additional charge is included in the daily calculation of the Unit Price for each Sub-account. We may assess charges for other optional benefits on a different basis. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each Optional Benefit.

 Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for non-qualified Annuities and 1.40% for qualified Annuities.

 Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the "Fees and Charges" section of the Prospectus for more information.

 Costs to Sell and Administer Our Variable Annuity
 We will pay your financial advisor a commission for selling one of our variable annuities to you. We may also pay fees to your financial advisor's broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial advisor to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial advisor or us. See "General Information".

 Other Information
 Please see the section entitled "General Information" for more information about our annuities.



                     [THIS SPACE LEFT INTENTIONALLY BLANK]

 In the Prospectus, immediately after the section entitled "Appendix J - Asset Transfer Formula Under Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven" we add the following section entitled "Appendix K - Hypothetical Illustrations":

                    APPENDIX K - HYPOTHETICAL ILLUSTRATIONS

 The tables in the following pages illustrate examples of how each of our variable annuities could operate. Each illustration shows how different hypothetical rates of return could affect the value of your annuity, its death benefit, and withdrawal values over a hypothetical 30-year period. The returns shown are hypothetical and should not be deemed a projection or prediction of future rates of return. Actual investment results will be more or less than those shown and will depend on a number of factors, including the choice and actual returns of the variable investment options in which you invest.

 The illustrations assume:
..   You make one purchase payment of $100,000;
..   You elect Highest Daily Lifetime Seven ("HD7") at issue;
..   You do not elect an optional death benefit;
..   You purchase the annuity at age 55;
..   You begin taking withdrawals in the 11/th/ annuity year.

 The tables are intended to enhance your understanding of our variable annuity by illustrating an example based on the assumptions above. Each illustration is based on only one set of assumptions, and would show different results under a different set of assumptions, such as a different selection of optional benefits. You may obtain illustrations that are customized for your individual situation by contacting your financial advisor.

 In order to illustrate different levels of fluctuation that could occur due to different styles of investing, we have included hypothetical returns based on a "growth" model and a "conservative growth" model. Each model represents a mix of equity-based and fixed-income returns. The "growth" model assumes allocations to investments more heavily weighted in equity investments, where the "conservative growth" model assumes allocations to investments more heavily weighted in fixed-income investments. We have also included an illustration that assumes the annuity grows at a hypothetical rate of return based on a "0% Gross Return" model. The purpose of showing the 0% Return model is to demonstrate how negative growth in the underlying investment options, together with the effect of contract charges, affects various values under the annuity. In all cases the hypothetical values are intended to be net of underyling portfolio charges as well as charges for the annuity and optional benefits. It is not possible to invest in any of the models.

                           Hypothetical Growth Model

                                    ASAP III

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "growth" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000    3.36%  103,360   97,360  103,360  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   10.80%  114,522  109,522  114,522  133,226         -        6,661
------------------------------------------------------------------------------------
  3        -   24.21%  142,245  138,245  142,245  148,322         -        7,416
------------------------------------------------------------------------------------
  4        -   -6.79%  132,589  129,589  132,589  158,704         -        7,935
------------------------------------------------------------------------------------
  5        -   15.43%  153,046  151,046  153,046  169,813         -        8,491
------------------------------------------------------------------------------------
  6        -   16.55%  178,370  177,370  178,370  184,655         -        9,233
------------------------------------------------------------------------------------
  7        -    1.95%  181,848  181,848  181,848  202,857         -       10,143
------------------------------------------------------------------------------------
  8        -   24.30%  226,034  226,034  226,034  229,960         -       11,498
------------------------------------------------------------------------------------
  9        -   13.62%  256,830  256,830  256,830  265,025         -       13,251
------------------------------------------------------------------------------------
 10        -    2.93%  264,347  264,347  264,347  291,784         -       14,589
------------------------------------------------------------------------------------
 11        -   10.70%  276,474  276,474  276,474  277,195    14,589       14,589
------------------------------------------------------------------------------------
 12        -   22.40%  320,550  320,550  320,550  320,550    14,589       16,027
------------------------------------------------------------------------------------
 13        -   -4.84%  289,794  289,794  289,794  304,522    16,027       16,027
------------------------------------------------------------------------------------
 14        -   23.37%  337,758  337,758  337,758  337,758    16,027       16,888
------------------------------------------------------------------------------------
 15        -    4.92%  336,647  336,647  336,647  355,666    16,888       17,783
------------------------------------------------------------------------------------
 16        -    6.83%  340,643  340,643  340,643  340,643    17,783       17,783
------------------------------------------------------------------------------------
 17        -   -2.87%  313,609  313,609  313,609  320,100    17,783       17,783
------------------------------------------------------------------------------------
 18        -   29.20%  382,212  382,212  382,212  382,212    17,783       19,111
------------------------------------------------------------------------------------
 19        -   15.60%  419,752  419,752  419,752  428,453    19,111       21,423
------------------------------------------------------------------------------------
 20        -   25.32%  499,183  499,183  499,183  499,183    21,423       29,951
------------------------------------------------------------------------------------
 21        -   21.43%  569,795  569,795  569,795  569,795    29,951       34,188
------------------------------------------------------------------------------------
 22        -   13.66%  608,793  608,793  608,793  611,362    34,188       36,682
------------------------------------------------------------------------------------
 23        -   -7.75%  527,747  527,747  527,747  574,680    36,682       36,682
------------------------------------------------------------------------------------
 24        -  -10.72%  438,407  438,407  438,407  537,999    36,682       36,682
------------------------------------------------------------------------------------
 25        -  -17.62%  330,942  330,942  330,942  501,317    36,682       36,682
------------------------------------------------------------------------------------
 26        -   20.09%  353,376  353,376  353,376  464,635    36,682       36,682
------------------------------------------------------------------------------------
 27        -    6.66%  337,796  337,796  337,796  427,954    36,682       36,682
------------------------------------------------------------------------------------
 28        -    0.82%  303,583  303,583  303,583  391,272    36,682       36,682
------------------------------------------------------------------------------------
 29        -    8.61%  289,871  289,871  289,871  354,590    36,682       36,682
------------------------------------------------------------------------------------
 30        -   -1.11%  250,383  250,383  250,383  317,908    36,682       36,682
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                     Hypothetical Conservative Growth Model

                                    ASAP III

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "conservative" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   3.75%   103,751   97,751  103,751  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   1.89%   105,711  100,711  105,711  121,037         -        6,052
------------------------------------------------------------------------------------
  3        -  18.84%   125,628  121,628  125,628  129,738         -        6,487
------------------------------------------------------------------------------------
  4        -  -1.96%   123,171  120,171  123,171  138,820         -        6,941
------------------------------------------------------------------------------------
  5        -  10.69%   136,344  134,344  136,344  148,537         -        7,427
------------------------------------------------------------------------------------
  6        -   9.74%   149,618  148,618  149,618  158,935         -        7,947
------------------------------------------------------------------------------------
  7        -  -0.98%   148,153  148,153  148,153  170,060         -        8,503
------------------------------------------------------------------------------------
  8        -  15.52%   171,145  171,145  171,145  181,964         -        9,098
------------------------------------------------------------------------------------
  9        -   8.76%   186,137  186,137  186,137  194,702         -        9,735
------------------------------------------------------------------------------------
 10        -   5.85%   197,032  197,032  197,032  210,875         -       10,544
------------------------------------------------------------------------------------
 11        -   4.88%   195,580  195,580  195,580  200,332    10,544       10,544
------------------------------------------------------------------------------------
 12        -  10.74%   204,905  204,905  204,905  204,905    10,544       10,544
------------------------------------------------------------------------------------
 13        -  -2.85%   188,813  188,813  188,813  188,813    10,544       10,544
------------------------------------------------------------------------------------
 14        -  17.54%   209,545  209,545  209,545  209,545    10,544       10,544
------------------------------------------------------------------------------------
 15        -   3.95%   206,852  206,852  206,852  215,254    10,544       10,763
------------------------------------------------------------------------------------
 16        -   6.84%   209,510  209,510  209,510  209,510    10,763       10,763
------------------------------------------------------------------------------------
 17        -  -3.83%   191,130  191,130  191,130  193,728    10,763       10,763
------------------------------------------------------------------------------------
 18        -  21.43%   219,017  219,017  219,017  219,017    10,763       10,951
------------------------------------------------------------------------------------
 19        -   6.86%   222,337  222,337  222,337  228,178    10,951       11,409
------------------------------------------------------------------------------------
 20        -  14.62%   241,775  241,775  241,775  241,775    11,409       14,506
------------------------------------------------------------------------------------
 21        -  12.69%   256,105  256,105  256,105  256,105    14,506       15,366
------------------------------------------------------------------------------------
 22        -   3.95%   250,240  250,240  250,240  250,240    15,366       15,366
------------------------------------------------------------------------------------
 23        -   1.02%   237,281  237,281  237,281  237,281    15,366       15,366
------------------------------------------------------------------------------------
 24        -  -1.88%   217,737  217,737  217,737  217,737    15,366       15,366
------------------------------------------------------------------------------------
 25        -  -3.83%   194,622  194,622  194,622  194,640    15,366       15,366
------------------------------------------------------------------------------------
 26        -   9.76%   196,754  196,754  196,754  196,754    15,366       15,366
------------------------------------------------------------------------------------
 27        -   3.94%   188,542  188,542  188,542  188,542    15,366       15,366
------------------------------------------------------------------------------------
 28        -   0.06%   173,275  173,275  173,275  173,275    15,366       15,366
------------------------------------------------------------------------------------
 29        -   4.91%   165,668  165,668  165,668  165,668    15,366       15,366
------------------------------------------------------------------------------------
 30        -   2.00%   153,312  153,312  153,312  153,312    15,366       15,366
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                       Hypothetical 0% Gross Return Model

                                    ASAP III

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   -2.93%   97,074   91,074  100,000  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   -2.99%   94,170   89,170  100,000  114,490         -        5,724
------------------------------------------------------------------------------------
  3        -   -3.06%   91,287   87,287  100,000  122,504         -        6,125
------------------------------------------------------------------------------------
  4        -   -3.14%   88,419   85,419  100,000  131,080         -        6,554
------------------------------------------------------------------------------------
  5        -   -3.23%   85,562   83,562  100,000  140,255         -        7,013
------------------------------------------------------------------------------------
  6        -   -3.33%   82,714   81,714  100,000  150,073         -        7,504
------------------------------------------------------------------------------------
  7        -   -3.44%   79,870   79,870  100,000  160,578         -        8,029
------------------------------------------------------------------------------------
  8        -   -3.56%   77,025   77,025  100,000  171,819         -        8,591
------------------------------------------------------------------------------------
  9        -   -3.70%   74,174   74,174  100,000  183,846         -        9,192
------------------------------------------------------------------------------------
 10        -   -3.86%  100,000  100,000  100,000  200,000         -       10,000
------------------------------------------------------------------------------------
 11        -   -3.57%   86,791   86,791   90,000  190,000    10,000       10,000
------------------------------------------------------------------------------------
 12        -   -3.71%   73,942   73,942   79,630  180,000    10,000       10,000
------------------------------------------------------------------------------------
 13        -   -3.91%   61,444   61,444   68,861  170,000    10,000       10,000
------------------------------------------------------------------------------------
 14        -   -4.19%   49,289   49,289   57,654  160,000    10,000       10,000
------------------------------------------------------------------------------------
 15        -   -4.63%   37,469   37,469   45,957  150,000    10,000       10,000
------------------------------------------------------------------------------------
 16        -   -5.43%   25,978   25,978   33,691  140,000    10,000       10,000
------------------------------------------------------------------------------------
 17        -   -7.33%   14,807   14,807   20,722  130,000    10,000       10,000
------------------------------------------------------------------------------------
 18        -  -17.85%    3,949    3,949    6,727  120,000    10,000       10,000
------------------------------------------------------------------------------------
 19        -                 -        -        -  110,000    10,000       10,000
------------------------------------------------------------------------------------
 20        -                 -        -        -  100,000    10,000       10,000
------------------------------------------------------------------------------------
 21        -                 -        -        -   90,000    10,000       10,000
------------------------------------------------------------------------------------
 22        -                 -        -        -   80,000    10,000       10,000
------------------------------------------------------------------------------------
 23        -                 -        -        -   70,000    10,000       10,000
------------------------------------------------------------------------------------
 24        -                 -        -        -   60,000    10,000       10,000
------------------------------------------------------------------------------------
 25        -                 -        -        -   50,000    10,000       10,000
------------------------------------------------------------------------------------
 26        -                 -        -        -   40,000    10,000       10,000
------------------------------------------------------------------------------------
 27        -                 -        -        -   30,000    10,000       10,000
------------------------------------------------------------------------------------
 28        -                 -        -        -   20,000    10,000       10,000
------------------------------------------------------------------------------------
 29        -                 -        -        -   10,000    10,000       10,000
------------------------------------------------------------------------------------
 30        -                 -        -        -        -    10,000       10,000
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                           Hypothetical Growth Model

                                    APEX II

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "growth" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000    2.83%  102,832   94,832  102,832  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   10.25%  113,377  106,377  113,377  132,071         -        6,604
------------------------------------------------------------------------------------
  3        -   23.58%  140,113  134,113  140,113  146,148         -        7,307
------------------------------------------------------------------------------------
  4        -   -7.15%  130,090  130,090  130,090  156,378         -        7,819
------------------------------------------------------------------------------------
  5        -   14.67%  149,172  149,172  149,172  167,325         -        8,366
------------------------------------------------------------------------------------
  6        -   15.97%  176,190  176,190  176,190  182,593         -        9,130
------------------------------------------------------------------------------------
  7        -    1.45%  178,741  178,741  178,741  199,936         -        9,997
------------------------------------------------------------------------------------
  8        -   23.68%  221,072  221,072  221,072  224,916         -       11,246
------------------------------------------------------------------------------------
  9        -   13.07%  249,956  249,956  249,956  258,028         -       12,901
------------------------------------------------------------------------------------
 10        -    2.42%  256,004  256,004  256,004  283,062         -       14,153
------------------------------------------------------------------------------------
 11        -   10.15%  266,396  266,396  266,396  268,909    14,153       14,153
------------------------------------------------------------------------------------
 12        -   21.80%  307,225  307,225  307,225  307,225    14,153       15,361
------------------------------------------------------------------------------------
 13        -   -5.31%  276,376  276,376  276,376  291,864    15,361       15,361
------------------------------------------------------------------------------------
 14        -   22.77%  320,441  320,441  320,441  320,441    15,361       16,022
------------------------------------------------------------------------------------
 15        -    4.40%  317,816  317,816  317,816  336,601    16,022       16,830
------------------------------------------------------------------------------------
 16        -    6.30%  319,952  319,952  319,952  319,952    16,830       16,830
------------------------------------------------------------------------------------
 17        -   -3.35%  292,973  292,973  292,973  302,941    16,830       16,830
------------------------------------------------------------------------------------
 18        -   28.57%  355,026  355,026  355,026  355,026    16,830       17,751
------------------------------------------------------------------------------------
 19        -   15.03%  387,978  387,978  387,978  396,508    17,751       19,825
------------------------------------------------------------------------------------
 20        -   24.70%  459,094  459,094  459,094  459,094    19,825       27,546
------------------------------------------------------------------------------------
 21        -   20.83%  521,457  521,457  521,457  521,457    27,546       31,287
------------------------------------------------------------------------------------
 22        -   13.10%  554,406  554,406  554,406  557,432    31,287       33,446
------------------------------------------------------------------------------------
 23        -   -8.21%  478,184  478,184  478,184  523,986    33,446       33,446
------------------------------------------------------------------------------------
 24        -  -11.17%  395,067  395,067  395,067  490,540    33,446       33,446
------------------------------------------------------------------------------------
 25        -  -18.04%  296,398  296,398  296,398  457,094    33,446       33,446
------------------------------------------------------------------------------------
 26        -   19.47%  314,158  314,158  314,158  423,649    33,446       33,446
------------------------------------------------------------------------------------
 27        -    6.11%  297,869  297,869  297,869  390,203    33,446       33,446
------------------------------------------------------------------------------------
 28        -    0.29%  265,190  265,190  265,190  356,757    33,446       33,446
------------------------------------------------------------------------------------
 29        -    8.03%  250,346  250,346  250,346  323,311    33,446       33,446
------------------------------------------------------------------------------------
 30        -   -1.65%  213,325  213,325  213,325  289,865    33,446       33,446
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                     Hypothetical Conservative Growth Model

                                    APEX II

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "conservative" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   3.15%   103,151   95,151  103,151  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   1.44%   104,638   97,638  104,638  119,904         -        5,995
------------------------------------------------------------------------------------
  3        -  18.26%   123,746  117,746  123,746  128,297         -        6,415
------------------------------------------------------------------------------------
  4        -  -2.44%   120,724  120,724  120,724  137,278         -        6,864
------------------------------------------------------------------------------------
  5        -  10.14%   132,966  132,966  132,966  146,888         -        7,344
------------------------------------------------------------------------------------
  6        -   9.20%   148,201  148,201  148,201  157,170         -        7,858
------------------------------------------------------------------------------------
  7        -  -1.47%   146,026  146,026  146,026  168,172         -        8,409
------------------------------------------------------------------------------------
  8        -  14.95%   167,851  167,851  167,851  179,944         -        8,997
------------------------------------------------------------------------------------
  9        -   8.22%   181,643  181,643  181,643  192,540         -        9,627
------------------------------------------------------------------------------------
 10        -   5.33%   191,317  191,317  191,317  206,018         -       10,301
------------------------------------------------------------------------------------
 11        -   4.35%   188,895  188,895  188,895  195,717    10,301       10,301
------------------------------------------------------------------------------------
 12        -  10.19%   196,794  196,794  196,794  196,794    10,301       10,301
------------------------------------------------------------------------------------
 13        -  -3.33%   180,277  180,277  180,277  180,277    10,301       10,301
------------------------------------------------------------------------------------
 14        -  16.97%   198,814  198,814  198,814  198,814    10,301       10,301
------------------------------------------------------------------------------------
 15        -   3.43%   194,987  194,987  194,987  194,987    10,301       10,301
------------------------------------------------------------------------------------
 16        -   6.34%   196,386  196,386  196,386  196,386    10,301       10,301
------------------------------------------------------------------------------------
 17        -  -4.30%   178,081  178,081  178,081  178,081    10,301       10,301
------------------------------------------------------------------------------------
 18        -  20.83%   202,731  202,731  202,731  202,731    10,301       10,301
------------------------------------------------------------------------------------
 19        -   6.33%   204,617  204,617  204,617  210,251    10,301       10,513
------------------------------------------------------------------------------------
 20        -  14.06%   221,394  221,394  221,394  221,394    10,513       13,284
------------------------------------------------------------------------------------
 21        -  12.13%   233,363  233,363  233,363  233,363    13,284       14,002
------------------------------------------------------------------------------------
 22        -   3.43%   226,896  226,896  226,896  226,896    14,002       14,002
------------------------------------------------------------------------------------
 23        -   0.53%   214,015  214,015  214,015  214,015    14,002       14,002
------------------------------------------------------------------------------------
 24        -  -2.37%   195,282  195,282  195,282  195,282    14,002       14,002
------------------------------------------------------------------------------------
 25        -  -4.30%   173,477  173,477  173,477  177,356    14,002       14,002
------------------------------------------------------------------------------------
 26        -   9.21%   174,160  174,160  174,160  174,160    14,002       14,002
------------------------------------------------------------------------------------
 27        -   3.43%   165,656  165,656  165,656  165,656    14,002       14,002
------------------------------------------------------------------------------------
 28        -  -0.44%   150,995  150,995  150,995  150,995    14,002       14,002
------------------------------------------------------------------------------------
 29        -   4.40%   143,018  143,018  143,018  143,018    14,002       14,002
------------------------------------------------------------------------------------
 30        -   1.50%   130,952  130,952  130,952  130,952    14,002       14,002
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                       Hypothetical 0% Gross Return Model

                                    APEX II

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   -3.41%   96,594   88,594  100,000  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   -3.47%   93,239   86,239  100,000  114,490         -        5,724
------------------------------------------------------------------------------------
  3        -   -3.55%   89,929   83,929  100,000  122,504         -        6,125
------------------------------------------------------------------------------------
  4        -   -3.63%   86,661   86,661  100,000  131,080         -        6,554
------------------------------------------------------------------------------------
  5        -   -3.73%   83,429   83,429  100,000  140,255         -        7,013
------------------------------------------------------------------------------------
  6        -   -3.80%   82,904   82,904  100,000  150,073         -        7,504
------------------------------------------------------------------------------------
  7        -   -3.92%   79,659   79,659  100,000  160,578         -        8,029
------------------------------------------------------------------------------------
  8        -   -4.04%   76,437   76,437  100,000  171,819         -        8,591
------------------------------------------------------------------------------------
  9        -   -4.19%   73,235   73,235  100,000  183,846         -        9,192
------------------------------------------------------------------------------------
 10        -   -4.35%  100,000  100,000  100,000  200,000         -       10,000
------------------------------------------------------------------------------------
 11        -   -4.04%   86,361   86,361   90,000  190,000    10,000       10,000
------------------------------------------------------------------------------------
 12        -   -4.20%   73,156   73,156   79,579  180,000    10,000       10,000
------------------------------------------------------------------------------------
 13        -   -4.41%   60,374   60,374   68,701  170,000    10,000       10,000
------------------------------------------------------------------------------------
 14        -   -4.71%   48,003   48,003   57,321  160,000    10,000       10,000
------------------------------------------------------------------------------------
 15        -   -5.19%   36,031   36,031   45,380  150,000    10,000       10,000
------------------------------------------------------------------------------------
 16        -   -6.08%   24,449   24,449   32,785  140,000    10,000       10,000
------------------------------------------------------------------------------------
 17        -   -8.34%   13,244   13,244   19,376  130,000    10,000       10,000
------------------------------------------------------------------------------------
 18        -  -25.79%    2,408    2,408    4,746  120,000    10,000       10,000
------------------------------------------------------------------------------------
 19        -        -        -        -        -  110,000    10,000       10,000
------------------------------------------------------------------------------------
 20        -        -        -        -        -  100,000    10,000       10,000
------------------------------------------------------------------------------------
 21        -        -        -        -        -   90,000    10,000       10,000
------------------------------------------------------------------------------------
 22        -        -        -        -        -   80,000    10,000       10,000
------------------------------------------------------------------------------------
 23        -        -        -        -        -   70,000    10,000       10,000
------------------------------------------------------------------------------------
 24        -        -        -        -        -   60,000    10,000       10,000
------------------------------------------------------------------------------------
 25        -        -        -        -        -   50,000    10,000       10,000
------------------------------------------------------------------------------------
 26        -        -        -        -        -   40,000    10,000       10,000
------------------------------------------------------------------------------------
 27        -        -        -        -        -   30,000    10,000       10,000
------------------------------------------------------------------------------------
 28        -        -        -        -        -   20,000    10,000       10,000
------------------------------------------------------------------------------------
 29        -        -        -        -        -   10,000    10,000       10,000
------------------------------------------------------------------------------------
 30        -        -        -        -        -        -    10,000       10,000
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                           Hypothetical Growth Model

                                      XT6

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "growth" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000    2.80%  109,482  100,482  102,982  113,955         -        5,698
------------------------------------------------------------------------------------
  2        -   10.22%  120,673  112,673  120,673  140,610         -        7,031
------------------------------------------------------------------------------------
  3        -   23.55%  149,094  142,094  149,094  155,552         -        7,778
------------------------------------------------------------------------------------
  4        -   -7.18%  138,387  132,387  138,387  166,441         -        8,322
------------------------------------------------------------------------------------
  5        -   14.63%  158,640  153,640  158,640  178,092         -        8,905
------------------------------------------------------------------------------------
  6        -   15.95%  183,935  179,935  183,935  190,656         -        9,533
------------------------------------------------------------------------------------
  7        -    1.43%  186,563  183,563  186,563  208,725         -       10,436
------------------------------------------------------------------------------------
  8        -   23.66%  230,712  228,712  230,712  234,759         -       11,738
------------------------------------------------------------------------------------
  9        -   13.05%  260,820  259,820  260,820  269,279         -       13,464
------------------------------------------------------------------------------------
 10        -    2.41%  267,096  267,096  267,096  295,366         -       14,768
------------------------------------------------------------------------------------
 11        -   11.23%  280,674  280,674  280,674  280,674    14,768       14,768
------------------------------------------------------------------------------------
 12        -   23.00%  327,055  327,055  327,055  327,055    14,768       16,353
------------------------------------------------------------------------------------
 13        -   -4.37%  297,115  297,115  297,115  310,702    16,353       16,353
------------------------------------------------------------------------------------
 14        -   23.97%  348,075  348,075  348,075  348,075    16,353       17,404
------------------------------------------------------------------------------------
 15        -    5.43%  348,618  348,618  348,618  367,440    17,404       18,372
------------------------------------------------------------------------------------
 16        -    7.35%  354,533  354,533  354,533  354,533    18,372       18,372
------------------------------------------------------------------------------------
 17        -   -2.39%  328,128  328,128  328,128  330,696    18,372       18,372
------------------------------------------------------------------------------------
 18        -   29.83%  402,163  402,163  402,163  402,163    18,372       20,108
------------------------------------------------------------------------------------
 19        -   16.17%  443,822  443,822  443,822  452,496    20,108       22,625
------------------------------------------------------------------------------------
 20        -   25.93%  530,430  530,430  530,430  530,430    22,625       31,826
------------------------------------------------------------------------------------
 21        -   22.03%  608,435  608,435  608,435  608,435    31,826       36,506
------------------------------------------------------------------------------------
 22        -   14.22%  653,272  653,272  653,272  655,252    36,506       39,315
------------------------------------------------------------------------------------
 23        -   -7.30%  569,142  569,142  569,142  615,937    39,315       39,315
------------------------------------------------------------------------------------
 24        -  -10.28%  475,361  475,361  475,361  576,621    39,315       39,315
------------------------------------------------------------------------------------
 25        -  -17.21%  361,012  361,012  361,012  537,306    39,315       39,315
------------------------------------------------------------------------------------
 26        -   20.70%  388,288  388,288  388,288  497,991    39,315       39,315
------------------------------------------------------------------------------------
 27        -    7.21%  374,130  374,130  374,130  458,676    39,315       39,315
------------------------------------------------------------------------------------
 28        -    1.34%  339,309  339,309  339,309  419,361    39,315       39,315
------------------------------------------------------------------------------------
 29        -    9.18%  327,521  327,521  327,521  380,046    39,315       39,315
------------------------------------------------------------------------------------
 30        -   -0.58%  286,533  286,533  286,533  340,731    39,315       39,315
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                     Hypothetical Conservative Growth Model

                                      XT6

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "conservative" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   3.12%   109,821  100,821  103,321  113,955         -        5,698
------------------------------------------------------------------------------------
  2        -   1.41%   111,369  103,369  111,369  127,657         -        6,383
------------------------------------------------------------------------------------
  3        -  18.22%   131,665  124,665  131,665  136,593         -        6,830
------------------------------------------------------------------------------------
  4        -  -2.47%   128,414  122,414  128,414  146,155         -        7,308
------------------------------------------------------------------------------------
  5        -  10.11%   141,401  136,401  141,401  156,385         -        7,819
------------------------------------------------------------------------------------
  6        -   9.16%   154,351  150,351  154,351  167,332         -        8,367
------------------------------------------------------------------------------------
  7        -  -1.50%   152,029  149,029  152,029  179,046         -        8,952
------------------------------------------------------------------------------------
  8        -  14.91%   174,689  172,689  174,689  191,579         -        9,579
------------------------------------------------------------------------------------
  9        -   8.18%   188,980  187,980  188,980  204,989         -       10,249
------------------------------------------------------------------------------------
 10        -   5.29%   198,979  198,979  198,979  219,339         -       10,967
------------------------------------------------------------------------------------
 11        -   5.36%   198,087  198,087  198,087  208,372    10,967       10,967
------------------------------------------------------------------------------------
 12        -  11.26%   208,197  208,197  208,197  208,197    10,967       10,967
------------------------------------------------------------------------------------
 13        -  -2.39%   192,516  192,516  192,516  192,516    10,967       10,967
------------------------------------------------------------------------------------
 14        -  18.11%   214,426  214,426  214,426  214,426    10,967       10,967
------------------------------------------------------------------------------------
 15        -   4.44%   212,501  212,501  212,501  220,621    10,967       11,031
------------------------------------------------------------------------------------
 16        -   7.36%   216,298  216,298  216,298  216,298    11,031       11,031
------------------------------------------------------------------------------------
 17        -  -3.37%   198,352  198,352  198,352  198,559    11,031       11,031
------------------------------------------------------------------------------------
 18        -  22.01%   228,556  228,556  228,556  228,556    11,031       11,428
------------------------------------------------------------------------------------
 19        -   7.37%   233,138  233,138  233,138  239,002    11,428       11,950
------------------------------------------------------------------------------------
 20        -  15.18%   254,762  254,762  254,762  254,762    11,950       15,286
------------------------------------------------------------------------------------
 21        -  13.23%   271,168  271,168  271,168  271,168    15,286       16,270
------------------------------------------------------------------------------------
 22        -   4.45%   266,240  266,240  266,240  266,240    16,270       16,270
------------------------------------------------------------------------------------
 23        -   1.51%   253,754  253,754  253,754  253,754    16,270       16,270
------------------------------------------------------------------------------------
 24        -  -1.41%   234,135  234,135  234,135  234,135    16,270       16,270
------------------------------------------------------------------------------------
 25        -  -3.37%   210,530  210,530  210,530  210,530    16,270       16,270
------------------------------------------------------------------------------------
 26        -  10.29%   214,258  214,258  214,258  214,258    16,270       16,270
------------------------------------------------------------------------------------
 27        -   4.44%   206,785  206,785  206,785  206,785    16,270       16,270
------------------------------------------------------------------------------------
 28        -   0.54%   191,535  191,535  191,535  191,535    16,270       16,270
------------------------------------------------------------------------------------
 29        -   5.42%   184,757  184,757  184,757  184,757    16,270       16,270
------------------------------------------------------------------------------------
 30        -   2.49%   172,679  172,679  172,679  172,679    16,270       16,270
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                       Hypothetical 0% Gross Return Model

                                      XT6

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   -3.40%  102,875   93,875  100,000  113,955         -        5,698
------------------------------------------------------------------------------------
  2        -   -3.47%   99,304   91,304  100,000  121,932         -        6,097
------------------------------------------------------------------------------------
  3        -   -3.55%   95,781   88,781  100,000  130,467         -        6,523
------------------------------------------------------------------------------------
  4        -   -3.63%   92,302   86,302  100,000  139,600         -        6,980
------------------------------------------------------------------------------------
  5        -   -3.73%   88,863   83,863  100,000  149,372         -        7,469
------------------------------------------------------------------------------------
  6        -   -3.83%   85,458   81,458  100,000  159,828         -        7,991
------------------------------------------------------------------------------------
  7        -   -3.95%   82,081   79,081  100,000  171,016         -        8,551
------------------------------------------------------------------------------------
  8        -   -4.08%   78,728   76,728  100,000  182,987         -        9,149
------------------------------------------------------------------------------------
  9        -   -4.24%   75,394   74,394  100,000  195,796         -        9,790
------------------------------------------------------------------------------------
 10        -   -4.41%  106,500  106,500  106,500  213,000         -       10,650
------------------------------------------------------------------------------------
 11        -   -3.08%   92,898   92,898   92,898  202,350    10,650       10,650
------------------------------------------------------------------------------------
 12        -   -3.22%   79,602   79,602   79,682  191,700    10,650       10,650
------------------------------------------------------------------------------------
 13        -   -3.40%   66,607   66,607   69,022  181,050    10,650       10,650
------------------------------------------------------------------------------------
 14        -   -3.66%   53,908   53,908   57,986  170,400    10,650       10,650
------------------------------------------------------------------------------------
 15        -   -4.07%   41,499   41,499   46,530  159,750    10,650       10,650
------------------------------------------------------------------------------------
 16        -   -4.78%   29,374   29,374   34,589  149,100    10,650       10,650
------------------------------------------------------------------------------------
 17        -   -6.38%   17,530   17,530   22,048  138,450    10,650       10,650
------------------------------------------------------------------------------------
 18        -  -13.36%    5,960    5,960    8,653  127,800    10,650       10,650
------------------------------------------------------------------------------------
 19        -                 -        -        -  117,150    10,650       10,650
------------------------------------------------------------------------------------
 20        -                 -        -        -  106,500    10,650       10,650
------------------------------------------------------------------------------------
 21        -                 -        -        -   95,850    10,650       10,650
------------------------------------------------------------------------------------
 22        -                 -        -        -   85,200    10,650       10,650
------------------------------------------------------------------------------------
 23        -                 -        -        -   74,550    10,650       10,650
------------------------------------------------------------------------------------
 24        -                 -        -        -   63,900    10,650       10,650
------------------------------------------------------------------------------------
 25        -                 -        -        -   53,250    10,650       10,650
------------------------------------------------------------------------------------
 26        -                 -        -        -   42,600    10,650       10,650
------------------------------------------------------------------------------------
 27        -                 -        -        -   31,950    10,650       10,650
------------------------------------------------------------------------------------
 28        -                 -        -        -   21,300    10,650       10,650
------------------------------------------------------------------------------------
 29        -                 -        -        -   10,650    10,650       10,650
------------------------------------------------------------------------------------
 30        -                 -        -        -        -    10,650       10,650
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                           Hypothetical Growth Model

                                     ASL II

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "growth" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000    2.83%  102,832  102,832  102,832  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   10.25%  113,377  113,377  113,377  132,071         -        6,604
------------------------------------------------------------------------------------
  3        -   23.58%  140,113  140,113  140,113  146,148         -        7,307
------------------------------------------------------------------------------------
  4        -   -7.15%  130,090  130,090  130,090  156,378         -        7,819
------------------------------------------------------------------------------------
  5        -   14.67%  149,172  149,172  149,172  167,325         -        8,366
------------------------------------------------------------------------------------
  6        -   15.97%  172,991  172,991  172,991  179,278         -        8,964
------------------------------------------------------------------------------------
  7        -    1.45%  175,495  175,495  175,495  196,306         -        9,815
------------------------------------------------------------------------------------
  8        -   23.68%  217,059  217,059  217,059  220,833         -       11,042
------------------------------------------------------------------------------------
  9        -   13.07%  245,418  245,418  245,418  253,344         -       12,667
------------------------------------------------------------------------------------
 10        -    2.42%  251,356  251,356  251,356  277,923         -       13,896
------------------------------------------------------------------------------------
 11        -   10.15%  261,559  261,559  261,559  264,027    13,896       13,896
------------------------------------------------------------------------------------
 12        -   21.80%  301,647  301,647  301,647  301,647    13,896       15,082
------------------------------------------------------------------------------------
 13        -   -5.31%  271,358  271,358  271,358  286,565    15,082       15,082
------------------------------------------------------------------------------------
 14        -   22.77%  314,624  314,624  314,624  314,624    15,082       15,731
------------------------------------------------------------------------------------
 15        -    4.40%  312,046  312,046  312,046  330,490    15,731       16,524
------------------------------------------------------------------------------------
 16        -    6.30%  314,143  314,143  314,143  314,143    16,524       16,524
------------------------------------------------------------------------------------
 17        -   -3.35%  287,654  287,654  287,654  297,441    16,524       16,524
------------------------------------------------------------------------------------
 18        -   28.57%  348,580  348,580  348,580  348,580    16,524       17,429
------------------------------------------------------------------------------------
 19        -   15.03%  380,934  380,934  380,934  389,310    17,429       19,465
------------------------------------------------------------------------------------
 20        -   24.70%  450,759  450,759  450,759  450,759    19,465       27,046
------------------------------------------------------------------------------------
 21        -   20.83%  511,990  511,990  511,990  511,990    27,046       30,719
------------------------------------------------------------------------------------
 22        -   13.10%  544,340  544,340  544,340  547,312    30,719       32,839
------------------------------------------------------------------------------------
 23        -   -8.21%  469,503  469,503  469,503  514,473    32,839       32,839
------------------------------------------------------------------------------------
 24        -  -11.17%  387,895  387,895  387,895  481,634    32,839       32,839
------------------------------------------------------------------------------------
 25        -  -18.04%  291,017  291,017  291,017  448,796    32,839       32,839
------------------------------------------------------------------------------------
 26        -   19.47%  308,455  308,455  308,455  415,957    32,839       32,839
------------------------------------------------------------------------------------
 27        -    6.11%  292,461  292,461  292,461  383,118    32,839       32,839
------------------------------------------------------------------------------------
 28        -    0.29%  260,375  260,375  260,375  350,280    32,839       32,839
------------------------------------------------------------------------------------
 29        -    8.03%  245,801  245,801  245,801  317,441    32,839       32,839
------------------------------------------------------------------------------------
 30        -   -1.65%  209,452  209,452  209,452  284,602    32,839       32,839
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                     Hypothetical Conservative Growth Model

                                     ASL II

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "conservative" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   3.15%   103,151  103,151  103,151  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   1.44%   104,638  104,638  104,638  119,904         -        5,995
------------------------------------------------------------------------------------
  3        -  18.26%   123,746  123,746  123,746  128,297         -        6,415
------------------------------------------------------------------------------------
  4        -  -2.44%   120,724  120,724  120,724  137,278         -        6,864
------------------------------------------------------------------------------------
  5        -  10.14%   132,966  132,966  132,966  146,888         -        7,344
------------------------------------------------------------------------------------
  6        -   9.18%   145,179  145,179  145,179  157,170         -        7,858
------------------------------------------------------------------------------------
  7        -  -1.48%   143,029  143,029  143,029  168,172         -        8,409
------------------------------------------------------------------------------------
  8        -  14.93%   164,382  164,382  164,382  179,944         -        8,997
------------------------------------------------------------------------------------
  9        -   8.20%   177,865  177,865  177,865  192,540         -        9,627
------------------------------------------------------------------------------------
 10        -   5.31%   187,312  187,312  187,312  206,018         -       10,301
------------------------------------------------------------------------------------
 11        -   4.34%   184,689  184,689  184,689  195,717    10,301       10,301
------------------------------------------------------------------------------------
 12        -  10.18%   192,147  192,147  192,147  192,147    10,301       10,301
------------------------------------------------------------------------------------
 13        -  -3.34%   175,773  175,773  175,773  175,773    10,301       10,301
------------------------------------------------------------------------------------
 14        -  16.97%   193,546  193,546  193,546  193,546    10,301       10,301
------------------------------------------------------------------------------------
 15        -   3.43%   189,538  189,538  189,538  189,538    10,301       10,301
------------------------------------------------------------------------------------
 16        -   6.34%   190,592  190,592  190,592  190,592    10,301       10,301
------------------------------------------------------------------------------------
 17        -  -4.30%   172,537  172,537  172,537  172,537    10,301       10,301
------------------------------------------------------------------------------------
 18        -  20.83%   196,031  196,031  196,031  196,031    10,301       10,301
------------------------------------------------------------------------------------
 19        -   6.33%   197,493  197,493  197,493  197,493    10,301       10,301
------------------------------------------------------------------------------------
 20        -  14.07%   213,528  213,528  213,528  213,528    10,301       12,812
------------------------------------------------------------------------------------
 21        -  12.13%   225,071  225,071  225,071  225,071    12,812       13,504
------------------------------------------------------------------------------------
 22        -   3.43%   218,834  218,834  218,834  218,834    13,504       13,504
------------------------------------------------------------------------------------
 23        -   0.53%   206,411  206,411  206,411  206,411    13,504       13,504
------------------------------------------------------------------------------------
 24        -  -2.37%   188,344  188,344  188,344  188,344    13,504       13,504
------------------------------------------------------------------------------------
 25        -  -4.30%   167,314  167,314  167,314  171,054    13,504       13,504
------------------------------------------------------------------------------------
 26        -   9.21%   167,972  167,972  167,972  167,972    13,504       13,504
------------------------------------------------------------------------------------
 27        -   3.43%   159,771  159,771  159,771  159,771    13,504       13,504
------------------------------------------------------------------------------------
 28        -  -0.44%   145,630  145,630  145,630  145,630    13,504       13,504
------------------------------------------------------------------------------------
 29        -   4.40%   137,937  137,937  137,937  137,937    13,504       13,504
------------------------------------------------------------------------------------
 30        -   1.50%   126,300  126,300  126,300  126,300    13,504       13,504
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                       Hypothetical 0% Gross Return Model

                                     ASL II

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   -3.41%   96,594   96,594  100,000  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   -3.47%   93,239   93,239  100,000  114,490         -        5,724
------------------------------------------------------------------------------------
  3        -   -3.55%   89,929   89,929  100,000  122,504         -        6,125
------------------------------------------------------------------------------------
  4        -   -3.63%   86,661   86,661  100,000  131,080         -        6,554
------------------------------------------------------------------------------------
  5        -   -3.73%   83,429   83,429  100,000  140,255         -        7,013
------------------------------------------------------------------------------------
  6        -   -3.83%   80,230   80,230  100,000  150,073         -        7,504
------------------------------------------------------------------------------------
  7        -   -3.95%   77,058   77,058  100,000  160,578         -        8,029
------------------------------------------------------------------------------------
  8        -   -4.09%   73,908   73,908  100,000  171,819         -        8,591
------------------------------------------------------------------------------------
  9        -   -4.24%   70,775   70,775  100,000  183,846         -        9,192
------------------------------------------------------------------------------------
 10        -   -4.41%  100,000  100,000  100,000  200,000         -       10,000
------------------------------------------------------------------------------------
 11        -   -4.04%   86,361   86,361   90,000  190,000    10,000       10,000
------------------------------------------------------------------------------------
 12        -   -4.20%   73,156   73,156   79,579  180,000    10,000       10,000
------------------------------------------------------------------------------------
 13        -   -4.41%   60,374   60,374   68,701  170,000    10,000       10,000
------------------------------------------------------------------------------------
 14        -   -4.71%   48,003   48,003   57,321  160,000    10,000       10,000
------------------------------------------------------------------------------------
 15        -   -5.19%   36,031   36,031   45,380  150,000    10,000       10,000
------------------------------------------------------------------------------------
 16        -   -6.08%   24,449   24,449   32,785  140,000    10,000       10,000
------------------------------------------------------------------------------------
 17        -   -8.34%   13,244   13,244   19,376  130,000    10,000       10,000
------------------------------------------------------------------------------------
 18        -  -25.79%    2,408    2,408    4,746  120,000    10,000       10,000
------------------------------------------------------------------------------------
 19        -                 -        -        -  110,000    10,000       10,000
------------------------------------------------------------------------------------
 20        -                 -        -        -  100,000    10,000       10,000
------------------------------------------------------------------------------------
 21        -                 -        -        -   90,000    10,000       10,000
------------------------------------------------------------------------------------
 22        -                 -        -        -   80,000    10,000       10,000
------------------------------------------------------------------------------------
 23        -                 -        -        -   70,000    10,000       10,000
------------------------------------------------------------------------------------
 24        -                 -        -        -   60,000    10,000       10,000
------------------------------------------------------------------------------------
 25        -                 -        -        -   50,000    10,000       10,000
------------------------------------------------------------------------------------
 26        -                 -        -        -   40,000    10,000       10,000
------------------------------------------------------------------------------------
 27        -                 -        -        -   30,000    10,000       10,000
------------------------------------------------------------------------------------
 28        -                 -        -        -   20,000    10,000       10,000
------------------------------------------------------------------------------------
 29        -                 -        -        -   10,000    10,000       10,000
------------------------------------------------------------------------------------
 30        -                 -        -        -        -    10,000       10,000
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 ADVANCED SERIES ADVISOR PLAN III/SM/
 ADVANCED SERIES APEX II/SM/
 ADVANCED SERIES LIFEVEST II/SM/

                        Supplement Dated August 15, 2008
                     to the Prospectuses Dated May 1, 2008

 This Supplement should be read and retained with the current Prospectus for your annuity. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-800-752-6342.

 In the Prospectus immediately following the Table of Contents, we add the following section entitled, "Summary":

                                    SUMMARY

                 Advanced Series Advisor Plan III ("ASAP III")
                      Advanced Series APEX II ("APEX II")
                     Advanced Series LifeVest II ("ASL II")

 This Summary describes key features of the variable annuities described in this prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. This Summary only describes the annuities we currently sell. If you have already purchased your annuity, some of the features may be different. You should read the entire prospectus for a complete description of the variable annuities. Your financial advisor can also help you if you have questions.

 What is a variable annuity? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and to receive an income during your retirement. With the help of your financial advisor, you choose how to invest your money within your annuity. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your financial advisor will help you choose your investment options based on your tolerance for risk and your needs.

 Variable annuities also offer a variety of guarantees to receive an income for life, or death benefits for your beneficiaries. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this prospectus. The guarantees are based on the long-term financial strength of the insurance company.

 Why is a variable annuity "tax-deferred"? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.

 You may also purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or 403(b) plan. Although there is no additional tax advantage to a variable annuity purchased through one of these plans, you may desire the variable annuities' other features such as guaranteed lifetime income payments or death benefits for use within these plans.

 What variable annuities are offered in this prospectus? This prospectus describes the variable annuities listed below. The annuities differ primarily in how fees are deducted, the investment options offered, and whether the annuity provides credits in certain circumstances. With the help of your financial advisor, you choose the annuity based on your time horizon, liquidity needs, and desire for credits. The annuities described in this prospectus are:
..   Advanced Series Advisor Plan III ("ASAP III")
..   Advanced Series APEX II ("APEX II")
..   Advanced Series LifeVest II ("ASL II")

 See Appendix F for a side-by-side comparison of the key features of each of these annuities.

 How do I purchase one of the variable annuities? See your financial advisor to complete an application. Your eligibility to purchase is based on your age and the size of your investment:

                  Product   Maximum Age for  Minimum Initial
                            Initial Purchase Purchase Payment
                  -------------------------------------------
                  ASAP III         80            $1,000
                  -------------------------------------------
                  APEX II          85            $10,000
                  -------------------------------------------
                   ASL II          85            $15,000
                  -------------------------------------------

 You may make additional payments of at least $100 into your annuity at any time, subject to maximums allowed by us and as provided by law.

 After you purchase your annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason. The period of time and the amount returned to you varies by law, and is stated on the front cover of your contract. You must cancel your contract in writing.

 See "What Are the Requirements for Purchasing One of the Annuities" for more detail.

 Where should I invest my money? With the help of your financial advisor, you choose where to invest your money within the annuity. You may choose from a variety of investment options ranging from conservative to aggressive. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. Each of the underlying mutual funds is described by its own prospectus, which you should read carefully. There is no assurance that any investment option will meet its investment objective.

 You may also allocate money to a fixed rate account that earns interest guaranteed by our general assets. We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.

 See "Investment Options," and "Managing your Account Value."

 How can I receive income from my annuity? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax, and may be subject to a surrender charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a surrender charge. You may take withdrawals until your account value is depleted.

 Instead of withdrawals, you may elect to receive annuity payments over your lifetime, also called "annuitization". This option may appeal to those who worry about outliving their account value through withdrawals. If you elect to receive annuity payments, you convert your account value into a stream of future payments. This means in most cases you no longer have an account value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can trade off the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.

 See "Access to Account Value."

 Options for Guaranteed Lifetime Withdrawals. We offer several optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of a guaranteed benefit base, even after your account value falls to zero. These benefits may appeal to you if you wish to maintain flexibility and control over your account value (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.

 As part of these benefits you are required to invest only in certain permitted investment options. Some of the benefits utilize a proprietary asset transfer formula to help protect the account value in periods of negative account performance. The propriety formula monitors your account value on a daily basis and transfers portions into and out of a bond portfolio when necessary.

 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:
..   Highest Daily Lifetime Seven
..   Spousal Highest Daily Lifetime Seven

..   Highest Daily Lifetime Seven with Lifetime Income Accelerator
..   Highest Daily Lifetime Seven with Beneficiary Income Option
..   Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
..   Lifetime Five
..   Spousal Lifetime Five

 Options for Guaranteed Accumulation. We offer several optional benefits for an additional fee that guarantee your account value to a certain level after a period of years. As part of these benefits you are required to invest only in certain permitted investment options. These benefits utilize a proprietary asset transfer formula to help protect the account value in periods of negative account performance. The proprietary formula monitors your account value on a daily basis and transfers portions into and out of a bond portfolio when necessary.

 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:
..   Guaranteed Return Option Plus
..   Guaranteed Return Option
..   Guaranteed Return Option Plus 2008
..   Highest Daily Guaranteed Return Option

 Other Guaranteed Options. We also offer the following options. Please see the corresponding section in the prospectus for complete details:
..   Guaranteed Minimum Income Benefit: This option guarantees a rate of accumulation of your purchase payments over a period of years for use with converting your account value into an annuity stream (also called "annuitization").
..   Guaranteed Minimum Withdrawal Benefit: This option guarantees up to a certain percentage of the account value to be withdrawn annually until the original investment is returned even if the account value reaches zero.

 What happens to my annuity upon death? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death.

 We also offer a number of optional death benefits for an additional charge:
..   Enhanced Beneficiary Protection Death Benefit: Offers the basic death benefit plus 40% of "growth" under your annuity as defined later in this prospectus.
..   Highest Anniversary Value Death Benefit: Offers the greater of the basic death benefit and a highest anniversary value of the annuity.
..   Combination 5% Roll-up and Highest Anniversary Value Death Benefit: Offers
    the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.
..   Highest Daily Value Death Benefit: Offers the greater of the basic death benefit and a highest daily value of the annuity.

 Each death benefit has certain age restrictions. Please see the "Death Benefit" section of the Prospectus for more information.

 How do I receive credits?
 With ASAP III and APEX II, we apply a "loyalty credit" at the end of your fifth anniversary for money invested with us during the first four years of your annuity (less adjustments for any withdrawals). For ASAP III, the credit is 0.50%. For APEX II, the credit is up to 2.75%.

 What are the Annuity's Fees and Charges?
 Contingent Deferred Sales Charge: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or "CDSC". The CDSC is calculated as a percentage of your purchase payment being withdrawn, and depends on how long you have held your annuity. The CDSC is different depending on which annuity you purchase:

           Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10 Yr. 11+
 ------------------------------------------------------------------------------
 ASAP III  7.5%  7.0%  6.5%  6.0%  5.0%  4.0%  3.0%  2.0%  0.0%    -       -
 ------------------------------------------------------------------------------
 APEX II   8.5%  8.0%  7.0%  6.0%  0.0%     -     -     -     -    -       -
 ------------------------------------------------------------------------------
 ASL II - There is no CDSC for this annuity
 ------------------------------------------------------------------------------

 Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contract.

 Transfer Fee: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of a Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer.

 Annual Maintenance Fee: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value. The Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.

 Tax Charge: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The tax charge currently ranges up to 3 1/2% of your Purchase Payments and is designed to approximate the taxes that we are required to pay.

 Insurance Charge: We deduct an Insurance Charge daily. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you purchase:

                      FEE/CHARGE             ASAP III ASL II APEX II
            --------------------------------------------------------
            Mortality & Expense Risk Charge   0.50%   1.50%   1.50%
            --------------------------------------------------------
            Administration Charge             0.15%   0.15%   0.15%
            --------------------------------------------------------
            Total Insurance Charge            0.65%   1.65%   1.65%
            --------------------------------------------------------

 Distribution Charge: For ASAP III, we deduct a Distribution Charge daily. The charge is assessed for a certain number of years against the average assets allocated to the Sub-accounts and is equal to the following:

                  FEE/CHARGE           ASAP III     ASL II APEX II
              ----------------------------------------------------
              Distribution Charge  0.60% in Annuity  N/A     N/A
                                      Years 1-8
              ----------------------------------------------------

 Charges for Optional Benefits: Generally, if you elect to purchase certain optional benefits, we will deduct an additional charge on a daily basis from your Account Value allocated to the Sub-accounts. The additional charge is included in the daily calculation of the Unit Price for each Sub-account. We may assess charges for other optional benefits on a different basis. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each Optional Benefit.

 Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for non-qualified Annuities and 1.40% for qualified Annuities.

 Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the "Fees and Charges" section of the Prospectus for more information.

 Costs to Sell and Administer Our Variable Annuity
 We will pay your financial advisor a commission for selling one of our variable annuities to you. We may also pay fees to your financial advisor's broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial advisor to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial advisor or us. See "General Information".

 Other Information
 Please see the section entitled "General Information" for more information about our annuities.


                     [THIS SPACE LEFT INTENTIONALLY BLANK]

 In the Prospectus, immediately after the section entitled "Appendix J - Asset Transfer Formula Under Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven" we add the following section entitled "Appendix K - Hypothetical Illustrations":

                    APPENDIX K - HYPOTHETICAL ILLUSTRATIONS

 The tables in the following pages illustrate examples of how each of our variable annuities could operate. Each illustration shows how different hypothetical rates of return could affect the value of your annuity, its death benefit, and withdrawal values over a hypothetical 30-year period. The returns shown are hypothetical and should not be deemed a projection or prediction of future rates of return. Actual investment results will be more or less than those shown and will depend on a number of factors, including the choice and actual returns of the variable investment options in which you invest.

 The illustrations assume:
..   You make one purchase payment of $100,000;
..   You elect Highest Daily Lifetime Seven ("HD7") at issue;
..   You do not elect an optional death benefit;
..   You purchase the annuity at age 55;
..   You begin taking withdrawals in the 11/th/ annuity year.

 The tables are intended to enhance your understanding of our variable annuity by illustrating an example based on the assumptions above. Each illustration is based on only one set of assumptions, and would show different results under a different set of assumptions, such as a different selection of optional benefits. You may obtain illustrations that are customized for your individual situation by contacting your financial advisor.

 In order to illustrate different levels of fluctuation that could occur due to different styles of investing, we have included hypothetical returns based on a "growth" model and a "conservative growth" model. Each model represents a mix of equity-based and fixed-income returns. The "growth" model assumes allocations to investments more heavily weighted in equity investments, where the "conservative growth" model assumes allocations to investments more heavily weighted in fixed-income investments. We have also included an illustration that assumes the annuity grows at a hypothetical rate of return based on a "0% Gross Return" model. The purpose of showing the 0% Return model is to demonstrate how negative growth in the underlying investment options, together with the effect of contract charges, affects various values under the annuity. In all cases the hypothetical values are intended to be net of underyling portfolio charges as well as charges for the annuity and optional benefits. It is not possible to invest in any of the models.

                           Hypothetical Growth Model

                                    ASAP III

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "growth" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000    3.36%  103,360   97,360  103,360  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   10.80%  114,522  109,522  114,522  133,226         -        6,661
------------------------------------------------------------------------------------
  3        -   24.21%  142,245  138,245  142,245  148,322         -        7,416
------------------------------------------------------------------------------------
  4        -   -6.79%  132,589  129,589  132,589  158,704         -        7,935
------------------------------------------------------------------------------------
  5        -   15.43%  153,046  151,046  153,046  169,813         -        8,491
------------------------------------------------------------------------------------
  6        -   16.55%  178,370  177,370  178,370  184,655         -        9,233
------------------------------------------------------------------------------------
  7        -    1.95%  181,848  181,848  181,848  202,857         -       10,143
------------------------------------------------------------------------------------
  8        -   24.30%  226,034  226,034  226,034  229,960         -       11,498
------------------------------------------------------------------------------------
  9        -   13.62%  256,830  256,830  256,830  265,025         -       13,251
------------------------------------------------------------------------------------
 10        -    2.93%  264,347  264,347  264,347  291,784         -       14,589
------------------------------------------------------------------------------------
 11        -   10.70%  276,474  276,474  276,474  277,195    14,589       14,589
------------------------------------------------------------------------------------
 12        -   22.40%  320,550  320,550  320,550  320,550    14,589       16,027
------------------------------------------------------------------------------------
 13        -   -4.84%  289,794  289,794  289,794  304,522    16,027       16,027
------------------------------------------------------------------------------------
 14        -   23.37%  337,758  337,758  337,758  337,758    16,027       16,888
------------------------------------------------------------------------------------
 15        -    4.92%  336,647  336,647  336,647  355,666    16,888       17,783
------------------------------------------------------------------------------------
 16        -    6.83%  340,643  340,643  340,643  340,643    17,783       17,783
------------------------------------------------------------------------------------
 17        -   -2.87%  313,609  313,609  313,609  320,100    17,783       17,783
------------------------------------------------------------------------------------
 18        -   29.20%  382,212  382,212  382,212  382,212    17,783       19,111
------------------------------------------------------------------------------------
 19        -   15.60%  419,752  419,752  419,752  428,453    19,111       21,423
------------------------------------------------------------------------------------
 20        -   25.32%  499,183  499,183  499,183  499,183    21,423       29,951
------------------------------------------------------------------------------------
 21        -   21.43%  569,795  569,795  569,795  569,795    29,951       34,188
------------------------------------------------------------------------------------
 22        -   13.66%  608,793  608,793  608,793  611,362    34,188       36,682
------------------------------------------------------------------------------------
 23        -   -7.75%  527,747  527,747  527,747  574,680    36,682       36,682
------------------------------------------------------------------------------------
 24        -  -10.72%  438,407  438,407  438,407  537,999    36,682       36,682
------------------------------------------------------------------------------------
 25        -  -17.62%  330,942  330,942  330,942  501,317    36,682       36,682
------------------------------------------------------------------------------------
 26        -   20.09%  353,376  353,376  353,376  464,635    36,682       36,682
------------------------------------------------------------------------------------
 27        -    6.66%  337,796  337,796  337,796  427,954    36,682       36,682
------------------------------------------------------------------------------------
 28        -    0.82%  303,583  303,583  303,583  391,272    36,682       36,682
------------------------------------------------------------------------------------
 29        -    8.61%  289,871  289,871  289,871  354,590    36,682       36,682
------------------------------------------------------------------------------------
 30        -   -1.11%  250,383  250,383  250,383  317,908    36,682       36,682
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                     Hypothetical Conservative Growth Model

                                    ASAP III

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "conservative" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   3.75%   103,751   97,751  103,751  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   1.89%   105,711  100,711  105,711  121,037         -        6,052
------------------------------------------------------------------------------------
  3        -  18.84%   125,628  121,628  125,628  129,738         -        6,487
------------------------------------------------------------------------------------
  4        -  -1.96%   123,171  120,171  123,171  138,820         -        6,941
------------------------------------------------------------------------------------
  5        -  10.69%   136,344  134,344  136,344  148,537         -        7,427
------------------------------------------------------------------------------------
  6        -   9.74%   149,618  148,618  149,618  158,935         -        7,947
------------------------------------------------------------------------------------
  7        -  -0.98%   148,153  148,153  148,153  170,060         -        8,503
------------------------------------------------------------------------------------
  8        -  15.52%   171,145  171,145  171,145  181,964         -        9,098
------------------------------------------------------------------------------------
  9        -   8.76%   186,137  186,137  186,137  194,702         -        9,735
------------------------------------------------------------------------------------
 10        -   5.85%   197,032  197,032  197,032  210,875         -       10,544
------------------------------------------------------------------------------------
 11        -   4.88%   195,580  195,580  195,580  200,332    10,544       10,544
------------------------------------------------------------------------------------
 12        -  10.74%   204,905  204,905  204,905  204,905    10,544       10,544
------------------------------------------------------------------------------------
 13        -  -2.85%   188,813  188,813  188,813  188,813    10,544       10,544
------------------------------------------------------------------------------------
 14        -  17.54%   209,545  209,545  209,545  209,545    10,544       10,544
------------------------------------------------------------------------------------
 15        -   3.95%   206,852  206,852  206,852  215,254    10,544       10,763
------------------------------------------------------------------------------------
 16        -   6.84%   209,510  209,510  209,510  209,510    10,763       10,763
------------------------------------------------------------------------------------
 17        -  -3.83%   191,130  191,130  191,130  193,728    10,763       10,763
------------------------------------------------------------------------------------
 18        -  21.43%   219,017  219,017  219,017  219,017    10,763       10,951
------------------------------------------------------------------------------------
 19        -   6.86%   222,337  222,337  222,337  228,178    10,951       11,409
------------------------------------------------------------------------------------
 20        -  14.62%   241,775  241,775  241,775  241,775    11,409       14,506
------------------------------------------------------------------------------------
 21        -  12.69%   256,105  256,105  256,105  256,105    14,506       15,366
------------------------------------------------------------------------------------
 22        -   3.95%   250,240  250,240  250,240  250,240    15,366       15,366
------------------------------------------------------------------------------------
 23        -   1.02%   237,281  237,281  237,281  237,281    15,366       15,366
------------------------------------------------------------------------------------
 24        -  -1.88%   217,737  217,737  217,737  217,737    15,366       15,366
------------------------------------------------------------------------------------
 25        -  -3.83%   194,622  194,622  194,622  194,640    15,366       15,366
------------------------------------------------------------------------------------
 26        -   9.76%   196,754  196,754  196,754  196,754    15,366       15,366
------------------------------------------------------------------------------------
 27        -   3.94%   188,542  188,542  188,542  188,542    15,366       15,366
------------------------------------------------------------------------------------
 28        -   0.06%   173,275  173,275  173,275  173,275    15,366       15,366
------------------------------------------------------------------------------------
 29        -   4.91%   165,668  165,668  165,668  165,668    15,366       15,366
------------------------------------------------------------------------------------
 30        -   2.00%   153,312  153,312  153,312  153,312    15,366       15,366
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                       Hypothetical 0% Gross Return Model

                                    ASAP III

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   -2.93%   97,074   91,074  100,000  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   -2.99%   94,170   89,170  100,000  114,490         -        5,724
------------------------------------------------------------------------------------
  3        -   -3.06%   91,287   87,287  100,000  122,504         -        6,125
------------------------------------------------------------------------------------
  4        -   -3.14%   88,419   85,419  100,000  131,080         -        6,554
------------------------------------------------------------------------------------
  5        -   -3.23%   85,562   83,562  100,000  140,255         -        7,013
------------------------------------------------------------------------------------
  6        -   -3.33%   82,714   81,714  100,000  150,073         -        7,504
------------------------------------------------------------------------------------
  7        -   -3.44%   79,870   79,870  100,000  160,578         -        8,029
------------------------------------------------------------------------------------
  8        -   -3.56%   77,025   77,025  100,000  171,819         -        8,591
------------------------------------------------------------------------------------
  9        -   -3.70%   74,174   74,174  100,000  183,846         -        9,192
------------------------------------------------------------------------------------
 10        -   -3.86%  100,000  100,000  100,000  200,000         -       10,000
------------------------------------------------------------------------------------
 11        -   -3.57%   86,791   86,791   90,000  190,000    10,000       10,000
------------------------------------------------------------------------------------
 12        -   -3.71%   73,942   73,942   79,630  180,000    10,000       10,000
------------------------------------------------------------------------------------
 13        -   -3.91%   61,444   61,444   68,861  170,000    10,000       10,000
------------------------------------------------------------------------------------
 14        -   -4.19%   49,289   49,289   57,654  160,000    10,000       10,000
------------------------------------------------------------------------------------
 15        -   -4.63%   37,469   37,469   45,957  150,000    10,000       10,000
------------------------------------------------------------------------------------
 16        -   -5.43%   25,978   25,978   33,691  140,000    10,000       10,000
------------------------------------------------------------------------------------
 17        -   -7.33%   14,807   14,807   20,722  130,000    10,000       10,000
------------------------------------------------------------------------------------
 18        -  -17.85%    3,949    3,949    6,727  120,000    10,000       10,000
------------------------------------------------------------------------------------
 19        -                 -        -        -  110,000    10,000       10,000
------------------------------------------------------------------------------------
 20        -                 -        -        -  100,000    10,000       10,000
------------------------------------------------------------------------------------
 21        -                 -        -        -   90,000    10,000       10,000
------------------------------------------------------------------------------------
 22        -                 -        -        -   80,000    10,000       10,000
------------------------------------------------------------------------------------
 23        -                 -        -        -   70,000    10,000       10,000
------------------------------------------------------------------------------------
 24        -                 -        -        -   60,000    10,000       10,000
------------------------------------------------------------------------------------
 25        -                 -        -        -   50,000    10,000       10,000
------------------------------------------------------------------------------------
 26        -                 -        -        -   40,000    10,000       10,000
------------------------------------------------------------------------------------
 27        -                 -        -        -   30,000    10,000       10,000
------------------------------------------------------------------------------------
 28        -                 -        -        -   20,000    10,000       10,000
------------------------------------------------------------------------------------
 29        -                 -        -        -   10,000    10,000       10,000
------------------------------------------------------------------------------------
 30        -                 -        -        -        -    10,000       10,000
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                           Hypothetical Growth Model

                                     ASL II

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "growth" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000    2.83%  102,832  102,832  102,832  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   10.25%  113,377  113,377  113,377  132,071         -        6,604
------------------------------------------------------------------------------------
  3        -   23.58%  140,113  140,113  140,113  146,148         -        7,307
------------------------------------------------------------------------------------
  4        -   -7.15%  130,090  130,090  130,090  156,378         -        7,819
------------------------------------------------------------------------------------
  5        -   14.67%  149,172  149,172  149,172  167,325         -        8,366
------------------------------------------------------------------------------------
  6        -   15.97%  172,991  172,991  172,991  179,278         -        8,964
------------------------------------------------------------------------------------
  7        -    1.45%  175,495  175,495  175,495  196,306         -        9,815
------------------------------------------------------------------------------------
  8        -   23.68%  217,059  217,059  217,059  220,833         -       11,042
------------------------------------------------------------------------------------
  9        -   13.07%  245,418  245,418  245,418  253,344         -       12,667
------------------------------------------------------------------------------------
 10        -    2.42%  251,356  251,356  251,356  277,923         -       13,896
------------------------------------------------------------------------------------
 11        -   10.15%  261,559  261,559  261,559  264,027    13,896       13,896
------------------------------------------------------------------------------------
 12        -   21.80%  301,647  301,647  301,647  301,647    13,896       15,082
------------------------------------------------------------------------------------
 13        -   -5.31%  271,358  271,358  271,358  286,565    15,082       15,082
------------------------------------------------------------------------------------
 14        -   22.77%  314,624  314,624  314,624  314,624    15,082       15,731
------------------------------------------------------------------------------------
 15        -    4.40%  312,046  312,046  312,046  330,490    15,731       16,524
------------------------------------------------------------------------------------
 16        -    6.30%  314,143  314,143  314,143  314,143    16,524       16,524
------------------------------------------------------------------------------------
 17        -   -3.35%  287,654  287,654  287,654  297,441    16,524       16,524
------------------------------------------------------------------------------------
 18        -   28.57%  348,580  348,580  348,580  348,580    16,524       17,429
------------------------------------------------------------------------------------
 19        -   15.03%  380,934  380,934  380,934  389,310    17,429       19,465
------------------------------------------------------------------------------------
 20        -   24.70%  450,759  450,759  450,759  450,759    19,465       27,046
------------------------------------------------------------------------------------
 21        -   20.83%  511,990  511,990  511,990  511,990    27,046       30,719
------------------------------------------------------------------------------------
 22        -   13.10%  544,340  544,340  544,340  547,312    30,719       32,839
------------------------------------------------------------------------------------
 23        -   -8.21%  469,503  469,503  469,503  514,473    32,839       32,839
------------------------------------------------------------------------------------
 24        -  -11.17%  387,895  387,895  387,895  481,634    32,839       32,839
------------------------------------------------------------------------------------
 25        -  -18.04%  291,017  291,017  291,017  448,796    32,839       32,839
------------------------------------------------------------------------------------
 26        -   19.47%  308,455  308,455  308,455  415,957    32,839       32,839
------------------------------------------------------------------------------------
 27        -    6.11%  292,461  292,461  292,461  383,118    32,839       32,839
------------------------------------------------------------------------------------
 28        -    0.29%  260,375  260,375  260,375  350,280    32,839       32,839
------------------------------------------------------------------------------------
 29        -    8.03%  245,801  245,801  245,801  317,441    32,839       32,839
------------------------------------------------------------------------------------
 30        -   -1.65%  209,452  209,452  209,452  284,602    32,839       32,839
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                     Hypothetical Conservative Growth Model

                                     ASL II

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "conservative" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   3.15%   103,151  103,151  103,151  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   1.44%   104,638  104,638  104,638  119,904         -        5,995
------------------------------------------------------------------------------------
  3        -  18.26%   123,746  123,746  123,746  128,297         -        6,415
------------------------------------------------------------------------------------
  4        -  -2.44%   120,724  120,724  120,724  137,278         -        6,864
------------------------------------------------------------------------------------
  5        -  10.14%   132,966  132,966  132,966  146,888         -        7,344
------------------------------------------------------------------------------------
  6        -   9.18%   145,179  145,179  145,179  157,170         -        7,858
------------------------------------------------------------------------------------
  7        -  -1.48%   143,029  143,029  143,029  168,172         -        8,409
------------------------------------------------------------------------------------
  8        -  14.93%   164,382  164,382  164,382  179,944         -        8,997
------------------------------------------------------------------------------------
  9        -   8.20%   177,865  177,865  177,865  192,540         -        9,627
------------------------------------------------------------------------------------
 10        -   5.31%   187,312  187,312  187,312  206,018         -       10,301
------------------------------------------------------------------------------------
 11        -   4.34%   184,689  184,689  184,689  195,717    10,301       10,301
------------------------------------------------------------------------------------
 12        -  10.18%   192,147  192,147  192,147  192,147    10,301       10,301
------------------------------------------------------------------------------------
 13        -  -3.34%   175,773  175,773  175,773  175,773    10,301       10,301
------------------------------------------------------------------------------------
 14        -  16.97%   193,546  193,546  193,546  193,546    10,301       10,301
------------------------------------------------------------------------------------
 15        -   3.43%   189,538  189,538  189,538  189,538    10,301       10,301
------------------------------------------------------------------------------------
 16        -   6.34%   190,592  190,592  190,592  190,592    10,301       10,301
------------------------------------------------------------------------------------
 17        -  -4.30%   172,537  172,537  172,537  172,537    10,301       10,301
------------------------------------------------------------------------------------
 18        -  20.83%   196,031  196,031  196,031  196,031    10,301       10,301
------------------------------------------------------------------------------------
 19        -   6.33%   197,493  197,493  197,493  197,493    10,301       10,301
------------------------------------------------------------------------------------
 20        -  14.07%   213,528  213,528  213,528  213,528    10,301       12,812
------------------------------------------------------------------------------------
 21        -  12.13%   225,071  225,071  225,071  225,071    12,812       13,504
------------------------------------------------------------------------------------
 22        -   3.43%   218,834  218,834  218,834  218,834    13,504       13,504
------------------------------------------------------------------------------------
 23        -   0.53%   206,411  206,411  206,411  206,411    13,504       13,504
------------------------------------------------------------------------------------
 24        -  -2.37%   188,344  188,344  188,344  188,344    13,504       13,504
------------------------------------------------------------------------------------
 25        -  -4.30%   167,314  167,314  167,314  171,054    13,504       13,504
------------------------------------------------------------------------------------
 26        -   9.21%   167,972  167,972  167,972  167,972    13,504       13,504
------------------------------------------------------------------------------------
 27        -   3.43%   159,771  159,771  159,771  159,771    13,504       13,504
------------------------------------------------------------------------------------
 28        -  -0.44%   145,630  145,630  145,630  145,630    13,504       13,504
------------------------------------------------------------------------------------
 29        -   4.40%   137,937  137,937  137,937  137,937    13,504       13,504
------------------------------------------------------------------------------------
 30        -   1.50%   126,300  126,300  126,300  126,300    13,504       13,504
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                       Hypothetical 0% Gross Return Model

                                     ASL II

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   -3.41%   96,594   96,594  100,000  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   -3.47%   93,239   93,239  100,000  114,490         -        5,724
------------------------------------------------------------------------------------
  3        -   -3.55%   89,929   89,929  100,000  122,504         -        6,125
------------------------------------------------------------------------------------
  4        -   -3.63%   86,661   86,661  100,000  131,080         -        6,554
------------------------------------------------------------------------------------
  5        -   -3.73%   83,429   83,429  100,000  140,255         -        7,013
------------------------------------------------------------------------------------
  6        -   -3.83%   80,230   80,230  100,000  150,073         -        7,504
------------------------------------------------------------------------------------
  7        -   -3.95%   77,058   77,058  100,000  160,578         -        8,029
------------------------------------------------------------------------------------
  8        -   -4.09%   73,908   73,908  100,000  171,819         -        8,591
------------------------------------------------------------------------------------
  9        -   -4.24%   70,775   70,775  100,000  183,846         -        9,192
------------------------------------------------------------------------------------
 10        -   -4.41%  100,000  100,000  100,000  200,000         -       10,000
------------------------------------------------------------------------------------
 11        -   -4.04%   86,361   86,361   90,000  190,000    10,000       10,000
------------------------------------------------------------------------------------
 12        -   -4.20%   73,156   73,156   79,579  180,000    10,000       10,000
------------------------------------------------------------------------------------
 13        -   -4.41%   60,374   60,374   68,701  170,000    10,000       10,000
------------------------------------------------------------------------------------
 14        -   -4.71%   48,003   48,003   57,321  160,000    10,000       10,000
------------------------------------------------------------------------------------
 15        -   -5.19%   36,031   36,031   45,380  150,000    10,000       10,000
------------------------------------------------------------------------------------
 16        -   -6.08%   24,449   24,449   32,785  140,000    10,000       10,000
------------------------------------------------------------------------------------
 17        -   -8.34%   13,244   13,244   19,376  130,000    10,000       10,000
------------------------------------------------------------------------------------
 18        -  -25.79%    2,408    2,408    4,746  120,000    10,000       10,000
------------------------------------------------------------------------------------
 19        -        -        -        -        -  110,000    10,000       10,000
------------------------------------------------------------------------------------
 20        -        -        -        -        -  100,000    10,000       10,000
------------------------------------------------------------------------------------
 21        -        -        -        -        -   90,000    10,000       10,000
------------------------------------------------------------------------------------
 22        -        -        -        -        -   80,000    10,000       10,000
------------------------------------------------------------------------------------
 23        -        -        -        -        -   70,000    10,000       10,000
------------------------------------------------------------------------------------
 24        -        -        -        -        -   60,000    10,000       10,000
------------------------------------------------------------------------------------
 25        -        -        -        -        -   50,000    10,000       10,000
------------------------------------------------------------------------------------
 26        -        -        -        -        -   40,000    10,000       10,000
------------------------------------------------------------------------------------
 27        -        -        -        -        -   30,000    10,000       10,000
------------------------------------------------------------------------------------
 28        -        -        -        -        -   20,000    10,000       10,000
------------------------------------------------------------------------------------
 29        -        -        -        -        -   10,000    10,000       10,000
------------------------------------------------------------------------------------
 30        -        -        -        -        -        -    10,000       10,000
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                           Hypothetical Growth Model

                                    APEX II

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "growth" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000    2.83%  102,832   94,832  102,832  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   10.25%  113,377  106,377  113,377  132,071         -        6,604
------------------------------------------------------------------------------------
  3        -   23.58%  140,113  134,113  140,113  146,148         -        7,307
------------------------------------------------------------------------------------
  4        -   -7.15%  130,090  130,090  130,090  156,378         -        7,819
------------------------------------------------------------------------------------
  5        -   14.67%  149,172  149,172  149,172  167,325         -        8,366
------------------------------------------------------------------------------------
  6        -   15.97%  176,190  176,190  176,190  182,593         -        9,130
------------------------------------------------------------------------------------
  7        -    1.45%  178,741  178,741  178,741  199,936         -        9,997
------------------------------------------------------------------------------------
  8        -   23.68%  221,072  221,072  221,072  224,916         -       11,246
------------------------------------------------------------------------------------
  9        -   13.07%  249,956  249,956  249,956  258,028         -       12,901
------------------------------------------------------------------------------------
 10        -    2.42%  256,004  256,004  256,004  283,062         -       14,153
------------------------------------------------------------------------------------
 11        -   10.15%  266,396  266,396  266,396  268,909    14,153       14,153
------------------------------------------------------------------------------------
 12        -   21.80%  307,225  307,225  307,225  307,225    14,153       15,361
------------------------------------------------------------------------------------
 13        -   -5.31%  276,376  276,376  276,376  291,864    15,361       15,361
------------------------------------------------------------------------------------
 14        -   22.77%  320,441  320,441  320,441  320,441    15,361       16,022
------------------------------------------------------------------------------------
 15        -    4.40%  317,816  317,816  317,816  336,601    16,022       16,830
------------------------------------------------------------------------------------
 16        -    6.30%  319,952  319,952  319,952  319,952    16,830       16,830
------------------------------------------------------------------------------------
 17        -   -3.35%  292,973  292,973  292,973  302,941    16,830       16,830
------------------------------------------------------------------------------------
 18        -   28.57%  355,026  355,026  355,026  355,026    16,830       17,751
------------------------------------------------------------------------------------
 19        -   15.03%  387,978  387,978  387,978  396,508    17,751       19,825
------------------------------------------------------------------------------------
 20        -   24.70%  459,094  459,094  459,094  459,094    19,825       27,546
------------------------------------------------------------------------------------
 21        -   20.83%  521,457  521,457  521,457  521,457    27,546       31,287
------------------------------------------------------------------------------------
 22        -   13.10%  554,406  554,406  554,406  557,432    31,287       33,446
------------------------------------------------------------------------------------
 23        -   -8.21%  478,184  478,184  478,184  523,986    33,446       33,446
------------------------------------------------------------------------------------
 24        -  -11.17%  395,067  395,067  395,067  490,540    33,446       33,446
------------------------------------------------------------------------------------
 25        -  -18.04%  296,398  296,398  296,398  457,094    33,446       33,446
------------------------------------------------------------------------------------
 26        -   19.47%  314,158  314,158  314,158  423,649    33,446       33,446
------------------------------------------------------------------------------------
 27        -    6.11%  297,869  297,869  297,869  390,203    33,446       33,446
------------------------------------------------------------------------------------
 28        -    0.29%  265,190  265,190  265,190  356,757    33,446       33,446
------------------------------------------------------------------------------------
 29        -    8.03%  250,346  250,346  250,346  323,311    33,446       33,446
------------------------------------------------------------------------------------
 30        -   -1.65%  213,325  213,325  213,325  289,865    33,446       33,446
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                     Hypothetical Conservative Growth Model

                                    APEX II

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "conservative" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   3.15%   103,151   95,151  103,151  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   1.44%   104,638   97,638  104,638  119,904         -        5,995
------------------------------------------------------------------------------------
  3        -  18.26%   123,746  117,746  123,746  128,297         -        6,415
------------------------------------------------------------------------------------
  4        -  -2.44%   120,724  120,724  120,724  137,278         -        6,864
------------------------------------------------------------------------------------
  5        -  10.14%   132,966  132,966  132,966  146,888         -        7,344
------------------------------------------------------------------------------------
  6        -   9.20%   148,201  148,201  148,201  157,170         -        7,858
------------------------------------------------------------------------------------
  7        -  -1.47%   146,026  146,026  146,026  168,172         -        8,409
------------------------------------------------------------------------------------
  8        -  14.95%   167,851  167,851  167,851  179,944         -        8,997
------------------------------------------------------------------------------------
  9        -   8.22%   181,643  181,643  181,643  192,540         -        9,627
------------------------------------------------------------------------------------
 10        -   5.33%   191,317  191,317  191,317  206,018         -       10,301
------------------------------------------------------------------------------------
 11        -   4.35%   188,895  188,895  188,895  195,717    10,301       10,301
------------------------------------------------------------------------------------
 12        -  10.19%   196,794  196,794  196,794  196,794    10,301       10,301
------------------------------------------------------------------------------------
 13        -  -3.33%   180,277  180,277  180,277  180,277    10,301       10,301
------------------------------------------------------------------------------------
 14        -  16.97%   198,814  198,814  198,814  198,814    10,301       10,301
------------------------------------------------------------------------------------
 15        -   3.43%   194,987  194,987  194,987  194,987    10,301       10,301
------------------------------------------------------------------------------------
 16        -   6.34%   196,386  196,386  196,386  196,386    10,301       10,301
------------------------------------------------------------------------------------
 17        -  -4.30%   178,081  178,081  178,081  178,081    10,301       10,301
------------------------------------------------------------------------------------
 18        -  20.83%   202,731  202,731  202,731  202,731    10,301       10,301
------------------------------------------------------------------------------------
 19        -   6.33%   204,617  204,617  204,617  210,251    10,301       10,513
------------------------------------------------------------------------------------
 20        -  14.06%   221,394  221,394  221,394  221,394    10,513       13,284
------------------------------------------------------------------------------------
 21        -  12.13%   233,363  233,363  233,363  233,363    13,284       14,002
------------------------------------------------------------------------------------
 22        -   3.43%   226,896  226,896  226,896  226,896    14,002       14,002
------------------------------------------------------------------------------------
 23        -   0.53%   214,015  214,015  214,015  214,015    14,002       14,002
------------------------------------------------------------------------------------
 24        -  -2.37%   195,282  195,282  195,282  195,282    14,002       14,002
------------------------------------------------------------------------------------
 25        -  -4.30%   173,477  173,477  173,477  177,356    14,002       14,002
------------------------------------------------------------------------------------
 26        -   9.21%   174,160  174,160  174,160  174,160    14,002       14,002
------------------------------------------------------------------------------------
 27        -   3.43%   165,656  165,656  165,656  165,656    14,002       14,002
------------------------------------------------------------------------------------
 28        -  -0.44%   150,995  150,995  150,995  150,995    14,002       14,002
------------------------------------------------------------------------------------
 29        -   4.40%   143,018  143,018  143,018  143,018    14,002       14,002
------------------------------------------------------------------------------------
 30        -   1.50%   130,952  130,952  130,952  130,952    14,002       14,002
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                       Hypothetical 0% Gross Return Model

                                    APEX II

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   -3.41%   96,594   88,594  100,000  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   -3.47%   93,239   86,239  100,000  114,490         -        5,724
------------------------------------------------------------------------------------
  3        -   -3.55%   89,929   83,929  100,000  122,504         -        6,125
------------------------------------------------------------------------------------
  4        -   -3.63%   86,661   86,661  100,000  131,080         -        6,554
------------------------------------------------------------------------------------
  5        -   -3.73%   83,429   83,429  100,000  140,255         -        7,013
------------------------------------------------------------------------------------
  6        -   -3.80%   82,904   82,904  100,000  150,073         -        7,504
------------------------------------------------------------------------------------
  7        -   -3.92%   79,659   79,659  100,000  160,578         -        8,029
------------------------------------------------------------------------------------
  8        -   -4.04%   76,437   76,437  100,000  171,819         -        8,591
------------------------------------------------------------------------------------
  9        -   -4.19%   73,235   73,235  100,000  183,846         -        9,192
------------------------------------------------------------------------------------
 10        -   -4.35%  100,000  100,000  100,000  200,000         -       10,000
------------------------------------------------------------------------------------
 11        -   -4.04%   86,361   86,361   90,000  190,000    10,000       10,000
------------------------------------------------------------------------------------
 12        -   -4.20%   73,156   73,156   79,579  180,000    10,000       10,000
------------------------------------------------------------------------------------
 13        -   -4.41%   60,374   60,374   68,701  170,000    10,000       10,000
------------------------------------------------------------------------------------
 14        -   -4.71%   48,003   48,003   57,321  160,000    10,000       10,000
------------------------------------------------------------------------------------
 15        -   -5.19%   36,031   36,031   45,380  150,000    10,000       10,000
------------------------------------------------------------------------------------
 16        -   -6.08%   24,449   24,449   32,785  140,000    10,000       10,000
------------------------------------------------------------------------------------
 17        -   -8.34%   13,244   13,244   19,376  130,000    10,000       10,000
------------------------------------------------------------------------------------
 18        -  -25.79%    2,408    2,408    4,746  120,000    10,000       10,000
------------------------------------------------------------------------------------
 19        -        -        -        -        -  110,000    10,000       10,000
------------------------------------------------------------------------------------
 20        -        -        -        -        -  100,000    10,000       10,000
------------------------------------------------------------------------------------
 21        -        -        -        -        -   90,000    10,000       10,000
------------------------------------------------------------------------------------
 22        -        -        -        -        -   80,000    10,000       10,000
------------------------------------------------------------------------------------
 23        -        -        -        -        -   70,000    10,000       10,000
------------------------------------------------------------------------------------
 24        -        -        -        -        -   60,000    10,000       10,000
------------------------------------------------------------------------------------
 25        -        -        -        -        -   50,000    10,000       10,000
------------------------------------------------------------------------------------
 26        -        -        -        -        -   40,000    10,000       10,000
------------------------------------------------------------------------------------
 27        -        -        -        -        -   30,000    10,000       10,000
------------------------------------------------------------------------------------
 28        -        -        -        -        -   20,000    10,000       10,000
------------------------------------------------------------------------------------
 29        -        -        -        -        -   10,000    10,000       10,000
------------------------------------------------------------------------------------
 30        -        -        -        -        -        -    10,000       10,000
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                                    PART C

                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

(10) Consent of PricewaterhouseCoopers LLP*
--------
* To be filed IN SUBSEQUENT POST-EFFECTIVE AMENDMENT UNDER RULE 485(B)

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, on this 15th day of August 2008.

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                  Registrant

              By: Prudential Annuities Life Assurance Corporation

/s/ C. Christopher Sprague
------------------------------
C. Christopher Sprague, Vice
President, Corporate Counsel

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   Depositor

/s/ C. Christopher Sprague
------------------------------
C. Christopher Sprague, Vice
President, Corporate Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                           Title                          Date
---------          ----------------------------------------  ------------------

David R. Odenath*       (Principal Executive Officer)         August 15, 2008
------------------  Chief Executive Officer and President
David R. Odenath

Kenneth Y. Tanji*      (Principal Financial Officer and
------------------      Principal Accounting Officer)
Kenneth Y. Tanji      Executive Vice President and Chief
                              Financial Officer

                             (Board of Directors)

James Avery*                  Kenneth Y. Tanji*              Helen Galt*
------------------           -------------------             ---------------
James Avery                    Kenneth Y. Tanji              Helen Galt

David R. Odenath*                                            Bernard J. Jacob*
------------------                                           ---------------
David R. Odenath                                             Bernard J. Jacob

By:  /s/ C. Christopher Sprague
     --------------------------
      C. Christopher Sprague

* Executed by C. Christopher Sprague on behalf of those indicated pursuant to Power of Attorney